8. BUSINESS ACQUISITION AND DISPOSAL (Details 4) (USD $)	Mar. 29, 2012	May 23, 2012 White Hawk [Member]
Tangible equipment	$ 147,000	$ 76,015
Proved oil and gas reserves	2,958,936	1,863,067
Total	$ 3,734,986	$ 1,939,082